Annual Operating Expenses - FidelityGrowthDiscoveryFund-KPRO - FidelityGrowthDiscoveryFund-KPRO - Fidelity Growth Discovery Fund - Fidelity Growth Discovery Fund - Class K	Aug. 29, 2024
Operating Expenses:
Management fee	0.57%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.58%

[1]
B The management fee comprises a basic fee , which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07% was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	A Adjusted to reflect current fees.